Inventories	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Inventories

13.	Inventories

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Raw materials	2,111,881	2,339,933	336,589
Work in progress	25,169	24,312	3,497
Finished goods	3,071,586	2,573,510	370,188

Total inventories at the lower of cost and net realizable value	5,208,636	4,937,755	710,274

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Inventories recognized as an expense in cost of sales	15,501,807	16,457,476	11,991,899	1,724,982
Inclusive of the following charge/(credit):
- Inventories written down	82,386	32,813	86,650	12,464
- Reversal of write-down of inventories	(54,408)	(41,823)	(31,765)	(4,569)
- Inventories written off	—	10,085	—	—

The reversal of write-down of inventory was made when the related inventories were sold above their carrying value.